Business Combinations (Doyo Transactions, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 29, 2013
Business Acquisition [Line Items]
Goodwill	$ 27,504	$ 26,502	$ 111,082
Doyo [Member]
Business Acquisition [Line Items]
Cash consideration					$ 6,521
Contingent consideration				$ 5,900	4,785
Total consideration					11,306
Tangible assets					1,324
Identifiable intangible assets acquired					3,620
Goodwill					7,626
Liabilities assumed					(1,264)
Total					$ 11,306